SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 26. SUBSEQUENT EVENTS

These consolidated financial statements were approved by management and available for issuance on October 27, 2023, and the Company has evaluated subsequent events through this date. On October 16, 2023, 1,175,000 pre-funded warrants issued on March 15, 2023 were exercised by the investor Sabby volatility warrant master fund, LTD. and 1,175,000 Class A Ordinary shares were issued and being outstanding.

The hazardous waste operation permit originally held by Gansu BHD expires on July 26, 2023. Gansu BHD is currently renewing this permit.